Inventories	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventories
D.	INVENTORIES

	(In Millions)
	At December 31
	2012	2011
Finished goods	$368	$345
Raw material	266	269
Work in process	92	92

Total	$726	$706

Inventories, which include purchased parts, materials, direct labor and applied manufacturing overhead, are stated at the lower of cost or net realizable value, with cost determined by use of the first-in, first-out method.